Stockholders' Equity: Weighted Average Grant Date Fair Value of Options (Details) (Stock Options, USD $)	3 Months Ended
Mar. 31, 2013
Stock Options
Fair Value Assumptions, Risk Free Interest Rate	0.90%
Fair Value Assumptions, Expected Term	7 years
Fair Value Assumptions, Expected Volatility Rate	78.00%
Fair Value Assumptions, Expected Dividend Payments	$ 0